Capital Structure - Narrative (Details)							1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 08, 2021 USD ($) $ / shares shares	Jun. 04, 2021 shares	Nov. 30, 2020 shares	Nov. 20, 2020 USD ($) officer shares	Jun. 05, 2019 Day $ / shares shares	Mar. 12, 2019 USD ($) $ / shares shares	Jun. 30, 2019 shares	Apr. 30, 2019 USD ($) shares	Jun. 30, 2021 USD ($) Day $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) Day $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 09, 2021	Jun. 03, 2021 Day $ / shares	May 01, 2019 $ / shares	Jun. 19, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exchange ratio														10.28
Common stock, authorized (in shares)									300,000,000		300,000,000		15,000,000
Common stock, par value (in dollars per share) | $ / shares									$ 0.0001		$ 0.0001		$ 0.0001
Common stock, issued (in shares)									117,604,610		117,604,610		6,811,043
Common stock, outstanding (in shares)									117,604,610		117,604,610		6,811,043
Preferred stock, authorized (in shares)									1,000,000		1,000,000		1,000,000
Preferred stock, par value (in dollars per share) | $ / shares									$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, outstanding (in shares)									0		0		0
Warrants outstanding (in shares)									18,117,494		18,117,494
Threshold trading days, period (in days)					30 days
Fair value of warrants | $									$ 772,000		$ 772,000		$ 0
Gain (loss) on fair value of warrant liabilities | $									$ 1,074,000	$ 0	$ 1,074,000	$ 0
Number of securities called by warrants (in shares)	300,000
Number of warrants per ten shares (in shares)	1
Purchase price, gross | $	$ 30,000,000.0
Placement fee costs | $	$ 1,500,000
Number of shares authorized to be repurchased (in shares)									1,700,000		1,700,000
Forward share purchase liability | $									$ 17,123,000		$ 17,123,000		$ 0
Awards granted (in shares)				536,184
Options assumed (in shares)																	1,573,690
Founder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period for services, Shares													4,868,433
Cloudbreak
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested options assumed (in shares)																	134,690
2019 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights				Because the vesting for the time- and performance-based awards are contingent upon the consummation of the merger
Share based compensation, Expenses | $													$ 0
2015 Unit Incentive Plan | Cloudbreak
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)																	2,200,000
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)		16,420,813
Common stock reserved for issuance increase, percentage of common stock outstanding		5.00%
Shares granted (in shares)									0
Public Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares									$ 11.50		$ 11.50
Period after completion of business combination (in days)											30 days
Period from closing of offering (in months)											12 months
Expiration period after completion of business combination (in years)											5 years
Redemption price of warrants (in dollars per share) | $ / shares									0.01		$ 0.01
Minimum redemption notice period (in days)											30 days
Minimum stock price trigger for redemption (in dollars per share) | $ / shares									$ 18.00		$ 18.00
Threshold trading days | Day									20		20
Threshold trading days, period (in days)											30 days
Warrants outstanding (in shares)									17,250,000		17,250,000
Private Placement Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding (in shares)									567,500		567,500
Fair value of warrants | $									$ 500,000		$ 500,000
Gain (loss) on fair value of warrant liabilities | $									$ 100,000		$ 100,000
PIPE Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding (in shares)									299,994		299,994
Fair value of warrants | $									$ 300,000		$ 300,000
Gain (loss) on fair value of warrant liabilities | $									$ 1,200,000	$ 1,200,000	$ 1,200,000	$ 1,200,000
KAF | Forward Share Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be repurchased (in shares)									1,700,000		1,700,000
Authorized price per share (in dollars per share) | $ / shares															$ 10.30225
Authorized monthly increase in price per share (in dollars per share) | $ / shares															0.0846
Price per share, minimum price required to sell shares in the open market after closing (in dollars per share) | $ / shares															$ 10.10
Price per share (in dollars per share) | $ / shares									$ 10.00		$ 10.00
Forward share purchase liability | $									$ 17,100,000		$ 17,100,000
KAF | Forward Share Purchase Agreement | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of business days required for notice | Day															3
GigCapital2 Sponsor and Northland Gig2 Investment LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, outstanding (in shares)								3,732,500
GigCapital2 Sponsor and Northland Gig2 Investment LLC | EarlyBirdCapital. Inc. | Founder Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)								68,041
GigCapital2 Sponsor and Northland Gig2 Investment LLC | EarlyBirdCapital, Inc. and EarlyBird Group | Founder Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price received on transaction | $								$ 670,000
GigCapital2 Sponsor and Northland Gig2 Investment LLC | EarlyBird Group | Founder Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)								31,959
GigCapital2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001
Stock dividend (in shares)							0.1541	0.493
GigCapital2 | Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50				$ 11.50
Number of shares issued or sold (in shares)	3,000,000				492,500
Purchase price received on transaction | $	$ 28,500,000
Price per share (in dollars per share) | $ / shares	$ 10.00				$ 10.00
Number of shares of common stock per unit (in shares)					1
Number of warrants per unit (in shares)					1
Number of rights per unit (in shares)					1
Minimum period after completion of business combination (in months)					12 months
Minimum price per share required for movement of shares and units (in dollars per share) | $ / shares					$ 12.50
Number of threshold trading days | Day					20
Threshold trading days, minimum period commencing after business combination (in days)					90 days
GigCapital2 | Second Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)					75,000
Price per share (in dollars per share) | $ / shares					$ 10.00
GigCapital2 | Over-Allotment Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)					567,500
GigCapital2 | GigCapital2 Sponsor | Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)					481,250
GigCapital2 | GigCapital2 Sponsor and Northland Gig2 Investment LLC | Founder Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)						2,500,000
Purchase price received on transaction | $						$ 25,000
Price per share (in dollars per share) | $ / shares						$ 0.01										$ 0.0067
GigCapital2 | EarlyBirdCapital. Inc. | Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)					29,900
GigCapital2 | Northland Gig2 Investment LLC | Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)					56,350
GigCapital2 | Northland Gig2 Investment LLC | Private Placement, Private Underwriter Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)					100,000
Price per share (in dollars per share) | $ / shares					$ 10.00
GigCapital2 | Northland Gig2 Investment LLC | Second Private Placement, Private Underwriter Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued or sold (in shares)					20,000
Price per share (in dollars per share) | $ / shares					$ 10.00
GigCapital2 Sponsor, Northland Gig2 Investment LLC, EarlyBirdCapital, Inc., and EarlyBird Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, outstanding (in shares)									4,307,500		4,307,500
Thrasys | Restricted stock awards (RSA) | 2019 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)				638,684
Thrasys | Restricted stock units (RSU) | 2019 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)			3,427,316	437,018
Deferred compensation cash based arrangements liability current and non current | $				$ 6,300,000
Thrasys | Restricted stock units (RSU) | 2001 Equity Incentive Plan | Officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future grants (in shares)				4,660,226
Number of officers granted equity instruments | officer				2